As filed with the Securities and Exchange Commission on March 10, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21079

Hatteras Alternative Mutual Funds Trust (Formerly AIP Alternative Strategies Funds)
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  December 31, 2010

Item 1. Reports to Stockholders.

A Letter From The President
Lee W. Schultheis

The entire Hatteras Funds organization would like to thank you for your continued confidence in us, and your investment in the Hatteras Alpha Hedged Strategies Fund and Hatteras Beta Hedged Strategies Fund (the “Funds”).  We value and respect our relationship with you and your financial advisor.  Each day, we focus our efforts on meeting the Funds’ investment objectives and exceeding your client service expectations.

In 2010, we saw the continuation of a slow, steady recovery for world markets and economies in the wake of the dramatic financial crisis of 2008.  We are likely in a continued period of accelerated change in regulatory reforms and how financial institutions interact with each other.  Traditional bank lending remains weak.  Real estate struggles to form a firm base from which it can sustain price stability.  Companies of all market caps have dramatically increased efficiency and shored up their balance sheets.  Corporate earnings are thriving in the face of a variety of potential obstacles to sustained overall GDP growth.

Dislocations and market inefficiencies continue to be evident, and savvy investors are currently presented with tremendous opportunities across a wide variety of global asset classes.  Valuations in many areas continue to be attractive for long-term investors.  Opportunities for short positions also abound, as many companies will not be able to thrive in the “new normal.”

It is our job to identify managers who can best exploit these opportunities and select the underlying investment positions to realize positive returns.  At Hatteras Funds, we are keenly aware that even in the hedged alternative investment space, strategies have different periods in which markets will validate the value in their portfolio positions.  We believe that having a broad variety of strategies in a true fund of funds approach will mitigate such swings in market sentiments and produce more consistent results.

ONE

With continued market volatility and uncertainties, investors have shown a growing appetite for more liquid and transparent alternative investments. When we pioneered the multi-manager, multi-strategy alternative mutual fund space in 2002, we were deemed a “satellite” position to more traditional asset classes. As liquid alternatives have gained widespread acceptance, multi-strategy funds are now viewed as “core” while their single-strategy brethren have remained in the satellite camp.

We continue to be focused on prudent risk management, as hedged investing is about maximizing risk-adjusted returns, not just returns. We seek out opportunities, balance the risks and rewards, and mitigate unintended risks whenever possible. The shifting nature of where the best opportunities lie requires us to remember that liquidity and flexibility have never been more important than they are in the current environment.

Hedge fund managers that have adapted and survived are focusing on improving many of the elements that already exist in our mutual fund structure: liquidity, independent pricing, independent custody, and greater transparency in the oversight of the management process. The unique risk/return behaviors historically exhibited by hedge fund strategies should be especially attractive to investors in an environment where both the economy and markets may be in a phase of slow and sporadic recovery. We believe that the next few years may well present above average opportunities for those who can employ prudent risk-averse strategies to take advantage of them.

Hatteras Funds manages a broad range of $1.9 billion in alternative investment products. We have seasoned professionals with expertise in best practices and risk management from the fund of hedge funds industry. We have a systemized investment process, with an eye toward enhancing the consistency of results over a wider variety of market conditions. We continue to make enhancements to our portfolio process and our roster of seasoned hedge fund managers while attempting to maximize the units of return realized for each unit of risk taken. Our goal is to provide the performance benefits of investing in fund of hedge funds with the transparency and liquidity of an open-end mutual fund.

Providing our shareholders with unfettered access to quality hedge fund managers and their distinct strategies is our core mission. Our success over the years is due to a variety of factors, such as attracting quality managers, implementing a prudent mix of strategies, and minimizing risk exposures wherever possible. It is our goal to provide you with premier alternative investments in the liquid and transparent mutual fund structure. We thank you again for your confidence in Hatteras Funds and look forward to continuing a strong relationship with you and your financial advisor in the future.

Lee W. Schultheis
President, Mutual Funds

TWO

DISCUSSION OF FUND PERFORMANCE
Michael P. Hennen, Director of Public Investments
Robert J. Murphy, Director of Risk Management

REVIEW OF MARKET PERFORMANCE

For the most part, capital markets performance across the broad asset classes was strong in 2010. For equities, the first half of the year was volatile without much return. Equity prices began rising again during the third quarter and increased sharply during the fourth quarter of 2010, accounting for most of the gains, especially in the developed world. Many major indices recorded double-digit growth, including the S&P 500 Total Return Index (“S&P 500”), which produced a 15.1% return. Over the course of the final quarter of the year, volatility started to drift downward and correlations among equity securities, which had been abnormally high, also began to drop.

Bond prices among highly rated securities continued to exhibit bullish-type returns until the fourth quarter, when the Barclays Capital Aggregate Bond Index produced a negative return to finish the year up 6.5%. High yield fixed income securities had a strong year, returning 15.2% (as measured by the Bank of America Merrill Lynch High Yield Master II Index). Overall, the outlook is somewhat unclear as economic activity appears to be picking up in the U.S. and developed world, and inflation, which is becoming an issue in the developed world, is beginning to increase in the U.S. and Europe. This could have negative implications for fixed income prices going forward.

THREE

REVIEW OF HEDGE FUND PERFORMANCE

Hedge fund performance in 2010 can be characterized as steady and consistent. All major strategies were positive for the year (except those associated with pure short strategies) and the return deviations among the major strategies were particularly tight. This reflects an environment of high correlation of returns among equities and among fixed income securities throughout the first three quarters of the year. Among the best performers in the tightly dispersed group were the relative value strategies — the fixed income asset-backed, multi-strategy arbitrage, and yield alternative strategies in particular. These strategies benefitted from low interest rates and still contracting spreads between treasuries and many of these securities.

Equity-oriented indices, with the exception of market neutral, performed well despite lagging in the latter third of the year as many hedge fund managers held low to moderate net long positions as the market rebounded strongly. The HFRI Equity Hedge Index recorded a 10.5% gain in 2010, or almost 70% of the gain reported by the S&P 500. For the second consecutive year, market neutral equity managers lagged. This is typical in a strong overall equity environment as higher hedged, lower net market exposure makes it difficult to keep pace with rapid rises in the market. Finally, due to the continued opening of capital markets that started in the latter part of 2009 and the strong merger and acquisition (“M&A”) environment, event driven strategies performed well, with distressed securities leading the way.

REVIEW OF FUND PERFORMANCE

The Funds generated gains over 2010 that were largely in-line with our stated objectives as well as our peers in the space. While we much prefer to outperform, we believe that many of the new sub-advisors hired in 2010 and enhancements to the way we manage the Funds have positioned us well going forward. Signs of improvement were evident toward the latter half of the year as increased contribution from new sub-advisors picked up during the fourth quarter, and many of the new sub-advisors were top performers within their respective strategies during the final quarter of the year.

Event Driven and Relative Value strategies posted particularly strong 2010 returns, while managers in equity-focused strategies, such as Market Neutral Equity and Long/Short Equity, had a difficult time effectively employing their strategies. Equity markets were often driven by waves of index buying and selling, creating sharp moves in both directions and an environment characterized by elevated correlations. Indiscriminant buying and selling made the separation of good and bad companies much less valuable. In contrast, Event Driven strategies fared better as they use company-specific catalysts to drive value realization. In addition, Event Driven sub-advisors participated in opportunities across the capital structure, which proved beneficial as credit markets improved. Improvements in credit markets provided both value and relative value opportunities for the Funds’ Relative Value sub-advisors, all of which generated steady, positive returns in 2010.

FOUR

OPPORTUNITIES AND POSITIONING

Improving economic performance in the developed world and continued strong economic growth in the developing countries has set the stage for what we anticipate to be a positive year for equity investing in 2011. As the economy emerges from the initial recovery stage, we expect looming issues in European and municipal credit markets that will trigger bouts of volatility in both equity and credit markets. Given low interest rates and tighter credit spreads, moves in the credit markets may become particularly pronounced. We have slightly altered our portfolios to reflect the following conditions we expect will exist during the first half of 2011:

1.	Lower cross-correlations among equity prices will emphasize the importance fundamental security selection
2.	Opportunities shifting from fixed income to equities
3.	Continued strong M&A environment

Lower correlations among individual equities and sectors have historically rewarded security selection versus more passive or pure bets investing. While correlations in the equity markets were high throughout most of 2010, they started trending down during the fourth quarter. There is data to support the thesis that as economic conditions improve (even in a slow growth recovery), correlations tend to fall further. With this in mind, we have moderately increased our allocation to Long/Short Equity with more fundamentally strong sub-advisors, whose security analysis drives alpha generation. We are cognizant, however, of the potential risks associated with large problem areas, such as state and municipal finances in the U.S., the overhanging sovereign debt issues in Europe, and a growing worry about inflationary pressures associated with both hard and soft commodities. Therefore, we remain cautious in terms of increasing equity beta too far, and monitor these macro issues constantly through our own research and due diligence on existing and new sub-advisors, who are excellent sources of information.

FIVE

We believe that most of the short-term and easy opportunities in the credit market have been played out over the past couple of years. This is evidenced by shrinking default rates and the significant decrease in the percentage of U.S. high yield securities trading below a “stressed” level of 70. We are keeping our allocation to the Event Driven sector at the high end of the allocation ranges for two main reasons. First, our sub-advisors in this sector continue to find and select opportunities in credit and growing opportunities in the equity component of the capital structure. Second, with strong corporate cash levels, high levels of foreign currency reserves in developing companies, and more open capital markets versus the end of 2009, we foresee a strong M&A environment and decent-to-good IPO market during the first half of 2011.

Finally, as Relative Value managers are experiencing broad opportunities in hedged fixed income, we have slightly increased our allocation to Relative Value at the expense of traditional Market Neutral Equity strategies as we believe Relative Value offers a better risk/return ratio.

We greatly appreciate the confidence and trust you have placed in us by your investment in the Funds. We thank you and assure you that we are working hard every day to continue to deserve your trust. Please do not hesitate to contact us with any questions or comments.

SIX

DEFINITIONS

Bank of America Merrill Lynch High Yield Master II Index: The Index is a commonly used benchmark for high yield corporate bonds. It measures the broad high yield market.

Barclays Capital Aggregate Bond Index: The Index represents securities that are SEC-registered, taxable, and dollar denominated. It covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

HFRI Equity Hedge Index: Funds included in the Index include investment managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations, and valuation ranges of typical portfolios. Equity hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

Standard & Poor’s (S&P) 500 Total Return Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index with each stock’s weight in the index is proportionate to its market value.

SEVEN

SAFE HARBOR AND FORWARD-LOOKING STATEMENTS DISCLOSURE

The opinions expressed in this report are subject to change without notice. This material has been prepared or is distributed solely for informational purposes and is not a solicitation or an offer to buy any security or instrument or to participate in any trading strategy. The opinions discussed in the letter are solely those of Hatteras and may contain certain forward-looking statements about the factors that may affect the performance of the illustrative examples in the future. These statements are based on Hatteras’ predictions and expectations concerning certain future events and their expected impact, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the illustrative examples. Hatteras believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. It is intended solely for the use of the person to whom it is given and may not be reproduced or distributed to any other person. The information and statistics in this report are from sources believed to be reliable, but are not warranted by Hatteras to be accurate or complete. Past performance does not guarantee future results.

IMPORTANT DISCLOSURES AND KEY RISK FACTORS

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The summary prospectus and prospectus contain this and other important information about the investment company, and may be obtained by calling 1.877.569.2382 or visiting www.hatterasmutualfunds.com. Read it carefully before investing.

Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds. Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

•	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;

EIGHT

•	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;
•	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;
•
shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Funds intend to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. The Funds are non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on the Funds’ share price.

Because the Funds are fund-of-funds, your cost of investing in the Funds will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Funds, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. Please refer to the summary prospectus or prospectus for more information about the Funds, including risks, fees and expenses.

While the Funds are no-load funds, management fees and other expenses still apply. Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Funds may not be suitable for all investors.

The Funds are distributed by Hatteras Capital Distributors, LLC, an affiliate of Hatteras Alternative Mutual Funds, LLC by virtue of common control or ownership.

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND (NO LOAD)
Growth of $10,000 — December 31, 2010

____________________
^	Since inception data for the Fund and the S&P 500 Index is as of 9/23/2002.
*	Since inception data for the HFRI FOF: Composite Index is as of 9/30/2002.

As of 12/31/10		1Y	5Y1	Since Inception1,2
Hatteras Alpha Hedged Strategies Fund (No Load)		4.34%	0.06%	2.45%
Total Annual Fund Operating Expenses	4.78%
Net Fund Operating Expenses3	3.90%

1.	Average annual total return
2.	Fund inception date: 9/23/2002
3.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped indefinitely at 3.99%

TEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hatterasmutualfunds.com.

The chart assumes an initial investment of $10,000 made on September 23, 2002 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

HFRI Fund of Funds Composite Index: Funds included in the Index invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a fund of funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/ return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND (CLASS C)
Growth of $10,000 — December 31, 2010

____________________
^	Since inception data for the Fund and the S&P 500 Index is as of 8/01/2006.
*	Since inception data for the HFRI FOF: Composite Index is as of 7/31/2006.

As of 12/31/10		1Y	Since Inception1,2
Hatteras Alpha Hedged Strategies Fund (Class C)		3.42%	-2.02%
Total Annual Fund Operating Expenses	5.53%
Net Fund Operating Expenses3	4.65%

1.	Average annual total return
2.	Fund inception date: 8/1/2006
3.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped indefinitely at 4.74%

TWELVE

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hatterasmutualfunds.com.

The chart assumes an initial investment of $10,000 made on August 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

HFRI Fund of Funds Composite Index: Funds included in the Index invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a fund of funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/ return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

THIRTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS BETA HEDGED STRATEGIES FUND (NO LOAD)
Growth of $10,000 — December 31, 2010

____________________
^	Since inception data for the Fund and the S&P 500 Index is as of 4/28/2006.
*	Since inception data for the HFRI FOF: Strategic Index and the 90 Day T-Bill is as of 4/30/2006.
+	Percentage shown is the average daily rate over the period.

As of 12/31/10		1Y	Since Inception1,2
Hatteras Beta Hedged Strategies Fund (No Load)		4.97%	-2.95%
Total Annual Fund Operating Expenses	4.30%
Net Fund Operating Expenses3	3.84%

1.	Average annual total return
2.	Fund inception date: 4/28/2006
3.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped indefinitely at 3.99%

FOURTEEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-569-2382.

The chart assumes an initial investment of $10,000 made on April 28, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The 90 Day Treasury Bill Index: This is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.

HFRI Fund of Funds Strategic Index: This is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various opportunistic return, hedged and alternative strategies. One cannot invest directly in an index.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/ return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS BETA HEDGED STRATEGIES FUND (CLASS C)
Growth of $10,000 — December 31, 2010

____________________
^	Since inception data for the Fund and the S&P 500 Index is as of 8/01/2006.
*	Since inception data for the HFRI FOF: Strategic Index and the 90 Day T-Bill is as of 7/31/2006.
+	Percentage shown is the average daily rate over the period.

As of 12/31/10		1Y	Since Inception1,2
Hatteras Beta Hedged Strategies Fund (Class C)		4.12%	-2.05%
Total Annual Fund Operating Expenses	5.05%
Net Fund Operating Expenses3	4.59%

1.	Average annual total return
2.	Fund inception date: 8/1/2006
3.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are capped indefinitely at 4.74%

SIXTEEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-569-2382.

The chart assumes an initial investment of $10,000 made on August 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The 90 Day Treasury Bill Index: This is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity.

HFRI Fund of Funds Strategic Index: This is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various opportunistic return, hedged and alternative strategies. One cannot invest directly in an index.

Standard & Poor’s (S&P) 500 Index: An index of 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/ return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
*Allocation of Portfolio Assets — December 31, 2010

____________________
*	Percentages are stated as a percentage of total investments.

EIGHTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS BETA HEDGED STRATEGIES FUND
*Allocation of Portfolio Assets — December 31, 2010

____________________
*	Percentages are stated as a percentage of total investments.

NINETEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
EXPENSE EXAMPLE
December 31, 2010 (Unaudited)

As a shareholder of the Hatteras Alpha Hedged Strategies Fund or Hatteras Beta Hedged Strategies Fund (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs, including deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/10 - 12/31/10).

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no up-front sales load or transaction fees, a contingent deferred sales charge of 1.00% is applied to Class C shares sold within a year. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

TWENTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
EXPENSE EXAMPLE
December 31, 2010 (Unaudited) (continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HATTERAS ALPHA HEDGED STRATEGIES (NO LOAD SHARES)
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10+

Actual^	$1,000.00	$1,066.90	$24.90
Hypothetical
(5% return before
expenses)**	1,000.00	1,001.11	24.11
____________________
^	Excluding interest expense and dividends on short positions, your actual expenses would be $20.32.

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.71.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 4.78%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.90%.

TWENTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
EXPENSE EXAMPLE
December 31, 2010 (Unaudited) (continued)

HATTERAS ALPHA HEDGED STRATEGIES (C SHARES)
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10+

Actual^	$1,000.00	$1,062.00	$28.74
Hypothetical
(5% return before
expenses)**	1,000.00	997.33	27.84
____________________
^	Excluding interest expense and dividends on short positions, your expenses in the Portfolio would be $24.17.

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.46.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.53%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.65%.

HATTERAS BETA HEDGED STRATEGIES (NO LOAD SHARES)
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10+

Actual^	$1,000.00	$1,084.50	$22.59
Hypothetical
(5% return before
expenses)**	1,000.00	1,003.53	21.71
____________________
^	Excluding interest expense and dividends on short positions, your actual expenses in the Portfolio would be $20.18.

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $19.41.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 4.30%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.84%.

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
EXPENSE EXAMPLE
December 31, 2010 (Unaudited) (continued)

HATTERAS BETA HEDGED STRATEGIES (C SHARES)
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/10	12/31/10	7/1/10 - 12/31/10+

Actual^	$1,000.00	$1,080.00	$26.48
Hypothetical
(5% return before
expenses)**	1,000.00	999.75	25.45
____________________
^	Excluding interest expense and dividends on short positions, your actual expenses in the Portfolio would be $24.06

**	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $23.16.

+
Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions incurred indirectly through the underlying funds, of 5.05%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 4.59%.

TWENTY-THREE

THIS PAGE INTENTIONALLY LEFT BLANK

HATTERAS FUNDS

Hatteras Alpha Hedged Strategies Fund
Hatteras Beta Hedged Strategies Fund

Financial Statements

For the year ended December 31, 2010
with Report of Independent Registered Public Accounting Firm

HATTERAS FUNDS
For the year ended December 31, 2010

Table of Contents

Report of Independent Registered Public Accounting Firm	2

Schedules of Investments	3-4

Statements of Assets and Liabilities	5

Statements of Operations	6

Statements of Changes in Net Assets	7-8

Notes to Financial Statements	9-35

Additional Tax Information (Unaudited)	36

Board of Trustees	37-38

Fund Management	39

Notice of Privacy Policy and Practices	40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Hatteras Alternative Mutual Funds Trust:

We have audited the accompanying statements of assets and liabilities of Hatteras Alpha Hedged Strategies Fund and Hatteras Beta Hedged Strategies Fund, each a series of the Hatteras Alternative Mutual Funds Trust (formerly AIP Alternative Strategies Funds), including the schedules of investments, as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through December 31, 2006 were audited by other independent registered public accountants whose report dated March 8, 2007 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the underlying funds’ administrator. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hatteras Alpha Hedged Strategies Fund and Hatteras Beta Hedged Strategies Fund as of December 31, 2010, and the results of their operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Milwaukee, Wisconsin
March 1, 2011

TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2010

	Shares or
	Principal Amount	Value

Underlying Funds Trust —97.3%
Event Drivena	9,543,157	$80,980,560
Long/Short Equitya	13,957,079	88,480,204
Market Neutral Equitya	7,951,360	66,821,801
Relative Valuea	8,646,433	73,461,737

Total Underlying Funds Trust (Cost $288,582,971)		$309,744,302

Repurchase Agreements — 2.5%
J.P Morgan 0.081%, dated 12/31/2010,
due 01/03/2011, repurchase price $7,982,603b	$7,982,549	7,982,549

Total Repurchase Agreements (Cost $7,982,549)		7,982,549

Total Investments (Cost $296,565,520) — 99.8%		317,726,851
Other Assets in Excess of Liabilities — 0.2%		506,145

Total Net Assets — 100.0%		$318,232,996

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Collateralized by U.S. Treasury Notes with a market value of $8,142,208.

The accompanying notes are an integral part of these financial statements.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS BETA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2010

	Shares or
	Principal Amount	Value

Underlying Funds Trust — 93.3%
Event Drivena	91,909	$779,913
Long/Short Equitya	142,969	906,342
Relative Valuea	36,731	312,073

Total Underlying Funds Trust (Cost $1,643,765)		$1,998,328

Repurchase Agreements — 7.3%
J.P Morgan 0.081%, dated 12/31/2010,
due 01/03/2011, repurchase price $155,217b	$155,216	155,216

Total Repurchase Agreements (Cost $155,216)		155,216

Total Investments (Cost $1,798,981) — 100.6%		2,153,544
Liabilities in Excess of Other Assets — (0.6)%		(12,556)

Total Net Assets — 100.0%		$2,140,988

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Collateralized by U.S. Treasury Notes with a market value of $158,321.

The accompanying notes are an integral part of these financial statements.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010

	Alpha	Beta
Assets:
Investments in affiliated Portfolios, at value
(cost $288,582,971, $1,643,765)	$309,744,302	$1,998,328
Repurchase Agreements (cost $7,982,549, $155,216)	7,982,549	155,216
Receivable for Fund shares issued	1,487,198	90
Dividends and interest receivable	458	8
Total Assets	319,214,507	2,153,642
Liabilities:
Payable for Fund shares redeemed	561,909	9,115
Accrued distribution fee	50,054	1,601
Accrued shareholder servicing fee	61,515	421
Accrued interest expense	114,653	—
Accrued operating services fee	193,380	1,517
Total Liabilities	981,511	12,654
Net Assets	$318,232,996	$2,140,988
Net Assets Consist of:
Shares of beneficial interest	$356,878,665	8,618,902
Undistributed net investment income (loss)	649,548	—
Accumulated net realized gain (loss)	(60,456,548)	(6,832,477)
Net unrealized appreciation (depreciation) on
Investments	21,161,331	354,563
Total Net Assets	$318,232,996	$2,140,988
No Load Shares
Net assets	$297,714,636	$1,739,849
Shares outstanding (unlimited shares authorized,
$0.001 par value)	28,593,212	171,612
Net asset value, redemption price and offering
price per share	$10.41	$10.14
Class C Shares
Net assets	$20,518,360	$401,139
Shares outstanding (unlimited shares authorized,
$0.001 par value)	1,998,114	40,726
Net asset value, redemption price and offering
price per share	$10.27	$9.85

The accompanying notes are an integral part of these financial statements.

FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2010

	Alpha	Beta

Investment Income:
Income distributions from affiliated Portfolios	$—	$—
Interest income	6,320	120

Total Investment Income	6,320	120

Expenses:
Shareholder servicing fees (No Load Shares)	662,100	6,770
Distribution fees (Class C Shares)	211,313	5,689
Operating services fees	2,116,192	24,248

Total operating expenses before interest expense	2,989,605	36,707

Interest expense on credity facility	512,926	—

Total Expenses	3,502,531	36,707

Net Investment Income (Loss)	(3,496,211)	(36,587)

Realized and Unrealized Gain (Loss) on
Investments:
Realized Gains (Losses) from sale of affiliated
Portfolios	(10,650,350)	(143,646)
Realized Gain distributions from affiliated Portfolios	1,233,705	—

Total Realized Gains (Losses)	(9,416,645)	(143,646)
Change in unrealized appreciation (depreciation) on
affiliated Portfolios	24,784,825	306,766

Net Realized and Unrealized Gain (Loss) on
Investments	15,368,180	163,120

Net Increase (Decrease) in Net Assets Resulting
from Operations	$11,871,969	$126,533

The accompanying notes are an integral part of these financial statements.

SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

HATTERAS ALPHA HEDGED	Year Ended	Year Ended
STRATEGIES FUND	December 31, 2010	December 31, 2009
Operations:
Net investment (loss)	$(3,496,211)	$(3,993,371)
Net realized gain (loss) on affiliated
Portfolios	(9,416,645)	(80,897,347)
Change in unrealized appreciation
(depreciation) on affiliated
Portfolios	24,784,825	130,201,948
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,871,969	45,311,230
Dividends and Distributions to
Shareholders:
Net Investment Income:
No Load Shares	(695,617)	(14,230,526)
Class C Shares	—	(1,159,412)
Capital Gain Distribution:
No Load Shares	—	—
Class C Shares	—	—
Total Dividends and Distributions	(695,617)	(15,389,938)
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	187,678,637	89,718,594
Proceeds from shares issued to
holders in reinvestment of
dividends	648,398	13,006,147
Cost of shares redeemed	(138,046,850)	(207,487,920)
C Shares:
Proceeds from shares issued	5,505,258	4,016,690
Proceeds from shares issued to
holders in reinvestment of
dividends	—	1,019,575
Cost of shares redeemed	(8,071,490)	(14,143,695)
Net Increase (Decrease) in Net Assets
from Capital Share Transactions	47,713,953	(113,870,609)
Total Increase (Decrease) in Net Assets	58,890,305	(83,949,317)
Net Assets:
Beginning of period	259,342,691	343,292,008
End of period*	$318,232,996	$259,342,691
* Including undistributed net
investment income (loss)	$649,548	$312,800

The accompanying notes are an integral part of these financial statements.

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

HATTERAS BETA HEDGED	Year Ended	Year Ended
STRATEGIES FUND	December 31, 2010	December 31, 2009
Operations:
Net investment (loss)	$(36,587)	$(71,070)
Net realized gain (loss) on affiliated
Portfolios	(143,646)	(1,973,475)
Change in unrealized appreciation
(depreciation) on affiliated
Portfolios	306,766	3,106,099
Net Increase (Decrease) in Net Assets
Resulting from Operations	126,533	1,061,554
Dividends and Distributions to
Shareholders:
Net Investment Income:
No Load Shares	—	—
Class C Shares	—	—
Capital Gain Distribution:
No Load Shares	—	—
Class C Shares	—	—
Total Dividends and Distributions	—	—
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	290,690	896,125
Proceeds from shares issued to
holders in reinvestment of
dividends	—	—
Cost of shares redeemed	(2,741,131)	(2,615,721)
C Shares:
Proceeds from shares issued	9,066	65,952
Proceeds from shares issued to
holders in reinvestment of
dividends	—	—
Cost of shares redeemed	(378,981)	(552,621)
Net Increase (Decrease) in Net Assets
from Capital Share Transactions	(2,820,356)	(2,206,265)
Total Increase (Decrease) in Net Assets	(2,693,823)	(1,144,711)
Net Assets:
Beginning of period	4,834,811	5,979,522
End of period*	$2,140,988	$4,834,811
* Including undistributed net
investment income (loss)	$—	$—

The accompanying notes are an integral part of these financial statements.

EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010

1.      ORGANIZATION
Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Hatteras Alpha Hedged Strategies Fund (“Alpha”) and Hatteras Beta Hedged Strategies Fund (“Beta”) (the “Funds”) (until August 30, 2010, Hatteras Alpha Hedged Strategies Fund was known as Alpha Hedged Strategies Fund and Hatteras Beta Hedged Strategies Fund was known as Beta Hedged Strategies Fund.) Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of Alpha and Beta.

The Funds offer No Load Shares and Class C Shares. The Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%. The Class C shares do not charge a shareholder servicing fee.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds and the UFT:

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds’ and the UFT have not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Security Valuation
The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local

TEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)
currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)
The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2010:

Alpha	Level 1	Level 2	Level 3	Total

Underlying Funds Trust	$—	$309,744,302	$—	$309,744,302
Repurchase Agreements	—	7,982,549	—	7,982,549

Total Investments in Securities	$—	$317,726,851	$—	$317,726,851

Beta	Level 1	Level 2	Level 3	Total

Underlying Funds Trust	$—	$1,998,328	$—	$1,998,328
Repurchase Agreements	—	155,216	—	155,216

Total Investments in Securities	$—	$2,153,544	$—	$2,153,544

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent Alpha and Beta’s investments in shares of the UFT and repurchase agreements. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

Security Transactions, Investment Income and Realized Gain and Loss
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Portfolios are in conformity with U.S. generally accepted accounting principles.

TWELVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the

THIRTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Foreign Currency Translations and Transactions (continued)
closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The

FOURTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Relative Value uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Options (continued)
default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Derivative Transactions
Alpha and Beta did not directly engage in any derivative transactions for during the year ended December 31, 2001. All derivative transactions were implemented within the Portfolios. The financial statement treatment and impact on each Portfolio can be found in the separate financial statements of the UFT. The Portfolio’s use of derivatives for the year ending December 31, 2010 included options and futures contracts.

SIXTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions
The Portfolios may purchase securities on a forward commitment or on a “To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders
The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Taxes and Distributions to Shareholders (continued)
The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2010. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2010, open Federal tax years include the tax years ended December 31, 2007 through December 31, 2010, open New York tax years include the tax years ended December 31, 2007 through December 31, 2009 and open North Carolina tax years include the tax years ended December 31, 2009 through December 31, 2010. The Funds have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the year ended December 31, 2010, Alpha received $1,233,705 in short-term capital gain from Income Arbitrage Portfolio — 1.

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.      UNDERLYING FUNDS TRUST
Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time

EIGHTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

3.	UNDERLYING FUNDS TRUST (CONTINUED)
to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

In 2009, the Board authorized and ratified certain updates regarding the renaming of certain series of UFT the purchase of all of the assets of certain series of UFT by other series of UFT, in accordance with the requirements of Rule 17a-7 (“17a-7 transactions”) of the 1940 Act, as amended. In January 2010, the assets of Energy and Natural Resources Portfolio were transferred to Long/Short Equity. In June 2010, the assets of Income Arbitrage Portfolio — 1 were transferred to Relative Value. These purchases were funded via subscriptions from Alpha and Beta, which are shown separately on the Statements of Changes of the Portfolios. The results of investment in these funds are included in these statements because Alpha and Beta invested in the funds during the period.

As of December 31, 2010, the UFT consisted of the following Portfolios:

•	Event Driven
•	Long/Short Equity
•	Market Neutral Equity
•	Relative Value

For federal income tax purposes these consolidations between the Portfolios were considered nontaxable reorganizations under Section 368(a)(1)(D) of the Internal Revenue Code, as amended in 1986. Therefore no capital gain or loss will be realized by the closing Portfolios in the consolidation process. The securities transferred from the closing funds to the four remaining funds through the consolidation will retain their original tax cost basis that they previously held prior to the consolidation.

For book purposes, the securities transferred from the closing Portfolios to the four surviving Portfolios have a new cost basis equal to the current value on the date of the transfer. The closing Portfolios recognized realized gains and losses upon transfer of these securities.

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

NINETEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Investment Concentration
At December 31, 2010 for Alpha and Beta Funds, the investment concentrations in the Portfolios were as follows:

	Alpha	Beta

Event Driven	99.05%	0.95%
Long/Short Equity	98.99%	1.01%
Market Neutral Equity	100.00%	0.00%
Relative Value	99.58%	0.42%

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in Securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

TWENTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
Distressed Securities Strategies: The Portfolio may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short Equity Strategies: The Portfolio will utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a

TWENTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

3.      UNDERLYING FUNDS TRUST (CONTINUED)
measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Market Neutral Equity

Investment Objective
Market Neutral Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Equity Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

3.         UNDERLYING FUNDS TRUST (CONTINUED)
Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value

Investment Objective
Relative Value seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies. The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategies to be employed by the Portfolio include:

Relative Value/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Convertible Bond Arbitrage— hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company. This may also

TWENTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)
3.      UNDERLYING FUNDS TRUST (CONTINUED)
include Fixed Income or Interest Rate Arbitrage, which includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

	Year Ended		Year Ended
	December 31,		December 31,
	2010		2009
	Total	Portfolio	Total	Portfolio
	Return	Turnover Rate	Return	Turnover Rate

Event Driven	16.30%	233%	48.68%	255%
Long Short Equity	-3.21%	427%	3.80%	517%
Market Neutral Equity	-1.98%	228%	-12.46%	293%
Relative Value	13.79%	116%	42.21%	116%

TWENTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

4.      INVESTMENT TRANSACTIONS
Purchases and sales of the Portfolios for the year ended December 31, 2010 (excluding short-term investments) were as follows:

	Alpha		Beta
	Purchases	Sales	Purchases	Sales

The Energy and Natural Resources Portfolio	$2,355	$(1,016,291)	$—	$(48,339)
Event Driven	15,430,637	(15,752,260)	—	(747,214)
The Income Arbitrage-1 Portfolio	296,501	(18,429,618)	—	(205,103)
Long Short Equity	54,695,321	(21,612,290)	100,000	(1,112,585)
Market Neutral Equity	19,372,838	(8,542,345)	—	—
Relative Value	47,551,136	(27,113,275)	—	(822,753)

Total Purchases and Sales	$137,348,788	$(92,466,079)	$100,000	$(2,935,994)

5.      FEDERAL INCOME TAXES
The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows:

	Alpha	Beta
Cost of Investments	$299,112,578	$1,798,981
Gross tax unrealized appreciation	23,655,679	354,563
Gross tax unrealized depreciation	(5,041,406)	—

Net tax unrealized appreciation (depreciation)	$18,614,273	$354,563

At December 31, 2010, the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Beta

Net unrealized appreciation (depreciation)	$18,614,273	$354,563
Undistributed ordinary income	336,748	—
Capital loss carryover	(58,855,323)	(6,832,477)
Other accumulated earnings/(losses)	1,258,633	—

Total accumulated earnings/(losses)	$(38,645,669)	$(6,477,914)

TWENTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

5.      FEDERAL INCOME TAXES (CONTINUED)
The tax character of distributions for the Funds was as follows:

Year Ended
December 31,
2010
	Alpha	Beta

Distributions paid from:
Ordinary income	$695,617	$—
Long-term capital gain	—	—
	$695,617	$—

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2010.

As of December 31, 2010, the Portfolios had accumulated capital loss carryovers of:

	Capital Loss
	Carryover	Expires

Hatteras Alpha Hedged Strategies Fund*	$39,006,371	12/31/2015
Hatteras Alpha Hedged Strategies Fund^	19,848,952	12/31/2016
Hatteras Beta Hedged Strategies Fund	4,682,713	12/31/2016
Hatteras Beta Hedged Strategies Fund	1,917,768	12/31/2017
Hatteras Beta Hedged Strategies Fund	231,996	12/31/2018

*	The entire amount of $39,006,371 is related to the merger of the Equity Options Overlay Portfolio the Long/Short Equity-Global Portfolio and the Global Hedged Income Portfolio.

^	The entire amount of $19,848,952 is related to the merger of the Long/Short Equity-Healthcare /Biotech Portfolio, the Long/Short Equity-REIT Portfolio and the Global Hedged Income Portfolio.

6.      OPERATING SERVICES AGREEMENTS AND OTHER EXPENSE
AGREEMENTS
Investment Advisor
The Advisor provides virtually all day-to-day services to the Funds under an Operating Services Agreement. Under this Operating Services Agreement, the Advisor receives an annual fee of 0.74% of the Funds’ average daily net assets. For the year ending December 31, 2010, Alpha and Beta paid the Advisor $2,116,192 and $24,248, respectively, pursuant to this Operating Services Agreement.

TWENTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

6.      OPERATING SERVICES AGREEMENTS AND OTHER EXPENSE
AGREEMENTS (CONTINUED)
Distribution
Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds. The Advisor compensates the Distributor under a distribution agreement in place between the two entities. The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Advisor receives an annual shareholder service fee equal to 0.25% of Alpha and Beta’s No Load Class shares’ average daily net assets. For the year ending December 31, 2010, Alpha and Beta paid the Advisor $662,100 and $6,770, respectively, pursuant to this shareholder servicing fee.

The Alpha Class C and Beta Class C shares are subject to a Rule 12b-1 Distribution Plan. The 12b-1 fee is in the amount of 1.00% of the average daily net assets attributable to Class C shares. For the year ending December 31, 2010, Alpha Class C and Beta Class C shares paid a distribution fee of $211,313 and $5,689, respectively.

Acquired Fund Fees and Expenses
The Funds indirectly incur expenses through their investment in the Portfolios. The Advisor receives an advisory fee, payable monthly, for the performance of advisory services to the Portfolios at an annual rate of 2.50% of the average daily net assets of the Portfolios. The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Portfolios’ shares. Additionally, the Portfolios have entered into an operating services agreement, under which each Portfolio pays the Advisor 0.50% of such Portfolio’s average daily net assets.

The maximum, aggregate fee of the Operating Services Agreement, the shareholder servicing fee, and the indirect expense incurred by investing in the UFT is capped at 3.99% of the average net assets for No Load shares and 4.74% for Class C shares, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses. For the year ended December 31, 2010, the actual combined fee for the Operating Services Agreement, the shareholder servicing fee, and the indirect expense incurred by

TWNETY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

6.      OPERATING SERVICES AGREEMENTS AND OTHER EXPENSE
AGREEMENTS (CONTINUED)
Distribution (continued) investing in the UFT was 3.90% of the average net assets for Alpha No Load shares and 4.65% for Alpha Class C shares and 3.84% of the average net assets for Beta No Load shares and 4.59% for Beta Class C shares, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers
US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers
The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

TWENTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

7.      CAPITAL SHARE TRANSACTIONS
Transactions in shares of each Portfolio were as follows:

	Alpha	Alpha	Beta	Beta
	No Load	Class C	No Load	Class C
Shares outstanding, January 1, 2009	35,166,763	3,231,641	628,907	135,482
Shares sold	9,203,026	416,760	103,216	8,179
Shares issued to shareholders in
reinvestment of distributions	1,300,581	102,676	—	—
Shares redeemed	(21,972,745)	(1,496,073)	(309,642)	(63,923)

Shares outstanding, December 31,
2009	23,697,625	2,255,004	422,481	79,738
Shares sold	18,609,865	552,075	29,742	23
Shares issued to shareholders in
reinvestment of distributions	62,167	—	—	—
Shares redeemed	(13,776,445)	(808,965)	(280,611)	(39,035)

Shares outstanding, December 31,
2010	28,593,212	1,998,114	171,612	40,726

8.      CREDIT FACILITY
For cash management purposes, Alpha has the ability to utilize a credit facility provided by Deutsche Bank under a Loan and Pledge Agreement (“Agreement”) dated August 8, 2008. The Agreement was amended on October 22, 2010, extending the facility until October 31, 2011. Alpha may borrow up to 27.5% of the fund’s net assets, with a maximum principal amount of $50,000,000. Alpha’s investments in the UFT are pledged as collateral for the credit facility. The Agreement can be terminated by either the Funds or Deutsche Bank. Alpha pays a 1% facility fee under the Agreement on the maximum principal amount.

At December 31, 2010, no amount was outstanding under the Agreement. The maximum amount outstanding during the year ending December 31, 2010 under the credit facility for Alpha was $20,000,000. For the same period Alpha had an outstanding average daily balance of $972,603, under the credit facility. For the year ended December 31, 2010, the weighted average rate paid on the loan for Alpha was 1.14%. As collateral for the loan, Alpha is required under the loan and pledge agreements to maintain assets consisting of cash, cash equivalents or liquid

TWENTY-NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

8.      CREDIT FACILITY (CONTINUED)
securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

9.      PROPOSED EXPENSE STRUCTURE
On December 2, 2010 the Board approved the following proposals regarding the reallocation of existing fees between Alpha and Underlying Funds Trust as well as an expense limitation agreement between the Adviser and Alpha, subject to shareholder approval. The Adviser proposed the reallocation to be done in the following manner: First, (i) decrease the investment management fee payable by the Underlying Funds Trust (and indirectly by the shareholders of Alpha by virtue of Alpha investing all of its assets in the Underlying Funds Trust) from 2.50% of average daily net assets to 1.75% of average daily net assets (a decrease of 0.75% of average daily net assets) and (ii) decrease the operating services fee payable by the Underlying Funds Trust (and indirectly by the shareholders of Alpha by virtue of Alpha investing all of its assets in the Underlying Funds Trust) from 0.50% of average daily net assets to 0.25% of average daily net assets (a decrease of 0.25% of average daily net assets) for an overall decrease in fees payable directly by the Underlying Funds Trust (and indirectly by Alpha) from 3.00% of average daily net assets to 2.00% of average daily net assets annually.

Next, (i) add an investment management fee payable directly by Alpha equal to 0.25% of average daily net assets and (ii) increase the operating services fee payable directly by Alpha by 0.75% to 1.49% of average daily net assets.

The net result of the changes proposed above results in no change in the overall fees paid by the shareholders of Alpha. Furthermore, in addition to these changes, the Adviser proposed further limiting fees as the assets of Alpha increase. Assuming shareholder approval of the proposals, the Adviser has agreed to enter into an Expense Limitation Agreement. The Agreement will be for consecutive one year terms, terminable by the Board or the Adviser at the end of each term by providing 60 days notice. The Agreement institutes the following breakpoint schedule applicable to the fees of Alpha (including management, operating

THIRTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

9.      PROPOSED EXPENSE STRUCTURE (CONTINUED)
services and shareholder servicing fees, but excluding short sale dividend and interest expenses and any extraordinary expenses of Alpha):

Assets of Alpha	Fee Limitation (based on	Fee Limitation (based on
	average daily net assets)	average net assets)

	No Load Class	Class C
First $0 to $300 million	3.99%	4.74%
Assets in excess of $300 million	2.99%	3.74%

Furthermore, a registration statement was filed establishing and designating the following three new series of the Trust:

Hatteras Hedged Fixed Income Fund
Hatteras Long/Short Equity Fund
Hatteras White Label Fund

10.      SUBSEQUENT EVENTS
In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

THIRTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

10.      FINANCIAL HIGHLIGHTS

	No Load
									Period from
									August 1,
									2006		Year
									through		Ended
Hatteras Alpha Hedged Strategies	Year Ended December 31,								December 31,		July 31,
Fund	2010		2009		2008		2007		20061		2006

Per Share Data2:
Net Asset Value, Beginning of Period	$10.00		$8.95		$13.30		$13.27		$12.85		$12.10
Gain (Loss) from Investment
Operations:
Net investment income (loss)3,8	(0.12)		(0.13)		(0.16)		0.04		0.10		(0.05	)7
Net realized and unrealized gain
(loss) on investments	0.55		1.80		(4.04)		1.02		0.32		0.84	7
Total Gain (Loss) from Investment
Operations	0.43		1.67		(4.20)		1.06		0.42		0.79
Less Dividends and Distributions:
Net investment income	(0.02)		(0.62)		(0.13)		(0.25)		—		(0.04)
Net realized gains	—		—		(0.02)		(0.78)		—		—
Total Dividends and Distributions	(0.02)		(0.62)		(0.15)		(1.03)		—		(0.04)
Net Asset Value, End of Period	$10.41		$10.00		$8.95		$13.30		$13.27		$12.85
Total Return	4.34%		18.95%		(31.63)%		8.25%		3.27	%5	6.56%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of
period	$297,715		$236,957		$314,600		$704,681		$279,109		$245,399
Ratio of expenses including dividends
on short positions and interest
expense to average net assets:	4.78	%4,9	5.97	%4,9	5.84	%4,9	6.10	%4,9	4.51	%4,6	5.75	%4
Ratio of expenses excluding dividends
on short positions and interest
expense to average net assets:	3.90%		3.99	%4	3.99	%4	3.99	%4	3.99	%4,6	3.99	%4
Ratio of net investment income (loss)
including dividends on short
positions and interest expense to
average net assets:	(1.17)%		(1.35)%		(1.32)%		0.32%		1.92	%6	(0.42	%)7
Ratio of dividends on short positions
and interest expense to average net
assets:	0.88	%9	1.98	%9	1.85	%9	2.11	%9	0.52	%6	1.76%
Portfolio turnover rate	33%		54%		19%		0%		3%		137%

1	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3
Net investment income (loss) per share before interest expense and dividends on short positions for the years ended December 31, 2010, December 31, 2009, December 31, 2008, and December 31, 2007, the period ended December 31, 2006, and the year ended July 31, 2006, was ($0.10), ($0.09), ($0.05), $0.18, $0.13, and $0.21, respectively.

4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2010, the indirect annualized expense ratio for such expenses is 2.91% for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
8	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
9	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

THIRTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

10.      FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
									Period from
									August 1,
									20061
									through
	Year Ended December 31,								December 31,
Hatteras Alpha Hedged Strategies Fund	2010		2009		2008		2007		2006

Per Share Data:2
Net Asset Value, Beginning of Period	$9.93		$8.88		$13.18		$13.21		$12.85
Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.19)		(0.20)		(0.24)		(0.06)		0.26
Net realized and unrealized gain (loss) on
investments	0.53		1.79		(3.99)		1.01		0.10
Total Gain (Loss) from Investment Operations	0.34		1.59		(4.23)		0.95		0.36
Less Dividends and Distributions:
Net investment income	—		(0.54)		(0.06)		(0.23)		—
Net realized gains	—		—		(0.01)		(0.75)		—
Total Dividends and Distributions	—		(0.54)		(0.07)		(0.98)		—
Net Asset Value, End of Period	$10.27		$9.93		$8.88		$13.18		$13.21
Total Return	3.42%		18.13%		(32.17)%		7.60%		2.80	%5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$20,518		$22,386		$28,692		$37,048		$3,461
Ratio of expenses including dividends on short
positions and interest expense to average net
assets:	5.53	%4,8	6.72	%4,8	6.59	%4,8	6.85	%4,8	5.26	%4,6
Ratio of expenses excluding dividends on short
positions and interest expense to average net
assets:	4.65	%4	4.74	%4	4.74	%4	4.74	%4	4.74	%4,6
Ratio of net investment income (loss) including
dividends on short positions and interest
expense to average net assets:	(1.92)%		(2.10)%		(2.07)%		(0.43)%		4.76	%6
Ratio of dividends on short positions and interest
expense to average net assets:	0.88	%8	1.98	%8	1.85	%8	2.11	%8	0.52	%6
Portfolio turnover rate	33%		54%		19%		0%		3%

1	Commencement of operations.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3
Net investment income (loss) per share before interest expense and dividends on short positions for the years ended December 31, 2010, December 31, 2009, December 31, 2008, and December 31, 2007, and the period ended December 31, 2006 was ($0.17), ($0.16), ($0.13), $0.07 and $0.29, respectively.

4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2010, the indirect annualized expense ratio for such expenses is 2.91% for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

THIRTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

10.      FINANCIAL HIGHLIGHTS (CONTINUED)

	No Load
									Period from		Period from
									August 1,		April 28,
									2006		20061
									through		through
Hatteras Beta Hedged Strategies	Year Ended December 31,								December 31,		July 31,
Fund	2010		2009		2008		2007		20062		2006

Per Share Data3:
Net Asset Value, Beginning of Period	$9.66		$7.84		$12.47		$12.10		$11.52		$12.50
Gain (Loss) from Investment
Operations:
Net investment income (loss)4,9	(0.10)		(0.10)		(0.23)		0.04		(0.07)		(0.02	)8
Net realized and unrealized gain
(loss) on investments	0.58		1.92		(4.39)		1.18		0.65		(0.96	)8
Total Gain (Loss) from Investment
Operations	0.48		1.82		(4.62)		1.22		0.58		(0.98)
Less Dividends and Distributions:
Net investment income	—		—		(0.01)		(0.06)		—		—
Net realized gains	—		—		(0.00	)11	(0.79)		—		—
Total Dividends and Distributions	—		—		(0.01)		(0.85		—		—
Net Asset Value, End of Period	$10.14		$9.66		$7.84		$12.47		$12.10		$11.52
Total Return	4.97%		23.34%		(37.03)%		10.35%		5.03	%6	(7.84	%)6
Ratios/Supplemental Data:
Net assets (000’s omitted), end of
period	$1,740		$4,081		$4,932		$29,149		$5,412		$5,676
Ratio of expenses including
dividends on short positions and
interest expense to average net
assets:	4.30	%5,10	4.82	%5,10	6.13	%5,10	5.97	%5,10	5.09	%5,7	5.07	%5,7
Ratio of expenses excluding
dividends on short positions and
interest expense to average net
assets:	3.84	%5	3.99	%5	3.99	%5	3.99%		3.99	%5,7	3.99	%5,7
Ratio of net investment income (loss)
including dividends on short
positions and interest expense to
average net assets:	(0.99)%		(1.21)%		(2.09)%		0.30%		(1.36	%)7	(0.54	%)7,8
Ratio of dividends on short positions
and interest expense to average net
assets:	0.46	%10	0.83	%10	2.14	%10	1.98	%10	1.10	%7	1.08	%7
Portfolio turnover rate	3%		82%		11%		0%		1%		0%

1	Commencement of operations.
2	The fund’s fiscal year end was changed from July 31 to December 31, resulting in a five-month annual reporting period.
3	Information presented relates to a share of capital stock outstanding for the entire period.
4
Net investment income (loss) per share before interest expense and dividends on short positions for the years ended December 31, 2010, December 31, 2009, December 31, 2008, and December 31, 2007 and the periods ended December 31, 2006 and July 31, 2006 was ($0.10), ($0.08), ($0.07), $0.21, ($0.01) and $0.05, respectively.

5
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2010, the indirect annualized expense ratio for such expenses is 2.85% for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

6	Not Annualized.
7	Annualized.
8	Net Investment Income per share and ratio data has been changed to reflect a reclassification of short-term capital gains.
9	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
10	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
11	Amount is less than $0.005 per share.

THIRTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2010 (continued)

10.      FINANCIAL HIGHLIGHTS (CONTINUED)

	Class C
								Period Ended
								August 1,
								20061
								through
	Year Ended December 31,							December 31,
Hatteras Beta Hedged Strategies Fund	2010	2009		2008		2007		2006

Per Share Data2:
Net Asset Value, Beginning of Period	$9.46	$7.73		$12.39		$12.06		$11.52
Gain (Loss) from Investment Operations:
Net investment income (loss)3,7	(0.16)	(0.16)		(0.30)		(0.06)		(0.34)
Net realized and unrealized gain (loss) on
investments	0.55	1.89		(4.35)		1.18		0.88
Total Gain (Loss) from Investment Operations	0.39	1.73		(4.65)		1.12		0.54
Less Dividends and Distributions:
Net investment income	—	—		(0.01)		(0.03)		—
Net realized gains	—	—		(0.00	)9	(0.76)		—
Total Dividends and Distributions	—	—		(0.01)		(0.79)		—
Net Asset Value, End of Period	$9.85	$9.46		$7.73		$12.39		$12.06
Total Return	4.12%	22.54%		(37.54)%		9.68%		4.69	%5
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$401	$754		$1,047		$1,262		$41
Ratio of expenses including dividends on short
positions and interest expense to average net
assets:	5.05%	5.57	%4,8	6.88	%4,8	6.72	%4,8	5.84	%4,6
Ratio of expenses excluding dividends on short
positions and interest expense to average net
assets:	4.59%	4.74	%4	4.74	%4	4.74	%4	4.74	%4,6
Ratio of net investment income (loss) including
dividends on short positions and interest expense
to average net assets:	(1.74)%	(1.96)%		(2.84)%		(0.45)%		(6.91	%)6
Ratio of dividends on short positions and interest
expense to average net assets:	0.46%	0.83	%8	2.14	%8	1.98	%8	1.10	%6
Portfolio turnover rate	3%	82%		11%		0%		1%

1	Commencement of operations.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3
Net investment income (loss) per share before interest expense and dividends on short positions for the years ended December 31, 2010, December 31, 2009, December 31, 2008, and December 31, 2007, and the period ended December 31, 2006, was ($0.16), ($0.15), ($0.14), $0.11 and ($0.28), respectively.

4
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2010, the indirect annualized expense ratio for such expenses is 2.85% for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 6 of notes to financial statements for a further explanation of the expense arrangements.

5	Not Annualized.
6	Annualized.
7	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
8	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.
9	Amount is less than $0.005 per share.

THIRTY-FIVE

ADDITIONAL TAX INFORMATION (UNAUDITED)
Long Term Capital Gain Designation
The Fund hereby designates the following as a capital gain dividend with respect to the taxable year ended December 31, 2010, or, if subsequently determined to be different, the net capital gain of such year:
Hatteras Alpha Hedged Strategies Fund	$—
Hatteras Beta Hedged Strategies Fund	—

Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2010, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:
Hatteras Alpha Hedged Strategies Fund	10.37%
Hatteras Beta Hedged Strategies Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2010 was as follows:
Hatteras Alpha Hedged Strategies Fund	7.98%
Hatteras Beta Hedged Strategies Fund	0.00%

Additional Information Applicable to Foreign Shareholders Only
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2010 was as follows:
Hatteras Alpha Hedged Strategies Fund	72.43%
Hatteras Beta Hedged Strategies Fund	0.00%

THIRTY-SIX

BOARD OF TRUSTEES
The identity of the Board Members and brief biographical information is set forth below.

Number of
Portfolios in
		Term of Office	Principal Occupation	Fund Complex	Other
		and Length of	During the Past	Overseen by	Directorships
Name, Address and Age	Position	Time Served	Five Years	Trustee**	held by Trustee

Joseph E. Breslin (56)	Trustee and	Indefinite Term	Private Investor (2009 to	7	Director, Kinetics
c/o Hatteras Funds,	Chairman	since 2004	Present), Chief Operating		Mutual Funds, Inc.
8540 Colonnade			Officer, Central Park		(mutual fund)
Center Drive, Suite 401			Credit Holdings, Inc. (2007		from 2000 to Present
Raleigh, NC 27615			to 2009), Chief Operating		(9 portfolios);
			Officer, Aladdin Capital		Trustee, Kinetics
			Management LLC		Portfolios Trust
			(February 2005 to 2007);		(mutual fund)
			Independent Consultant,		from 2000 to Present
			Independence Community		(9 portfolios).
Bank (May 2003 to
January 2005).

Robert Anderson (70)	Trustee	Indefinite Term	Retired; Senior Vice	7	None
c/o Hatteras Funds,		since 2002	President and Chief
8540 Colonnade			Compliance Officer,
Center Drive, Suite 401			Aquila Management Corp.
Raleigh, NC 27615			(and Aquila Group of
Funds) (1998 to 2010).

Joy Montgomery Rocklin (61)	Trustee	Indefinite Term	Vice President, JES	7	None
c/o Hatteras Funds,		since 2002	Promotions, an advertising
8540 Colonnade			specialty firm (2002 to
Center Drive, Suite 401			Present); Retired (2000 to
Raleigh, NC 27615			2002). President, Money
Marketing Initiatives, a
bank and mutual fund
consulting firm (1998 to
2000).

Thomas Mann (60)	Trustee	Indefinite Term	Managing Director and	7	None
c/o Hatteras Funds,		since 2002	Group Head Financial
8540 Colonnade			Institutions Group, Société
Center Drive, Suite 401			Générale, Sales of Capital
Raleigh, NC 27615			Market Solutions and
Products (2003 to Present)

Gregory S. Sellers (51)	Trustee	Indefinite Term	Chief Financial Officer,	17	None
8540 Colonnade		since 2009	Imagemark Business
Center Drive, Suite 401			Services, Inc., a provider
Raleigh, NC 27615			of marketing and print
communications solutions
(June 2009 to Present).
Chief Financial Officer
and Director, Kings Plush,
Inc., a fabric manufacturer
(2003 to June 2009).

Steve E. Moss (57)	Trustee	Indefinite Term	Principal, Holden, Moss,	17	None
c/o Hatteras Funds,		since 2009	Knott, Clark, Copley &
8540 Colonnade			Hoyle, PA, accountants
Center Drive, Suite 401			and business consultants
Raleigh, NC 27615			(1996 to Present). Member
Manager, HMKCT
Properties, LLC (1996 to
Present).

THIRTY-SEVEN

BOARD OF TRUSTEES
(continued)

Number of
Portfolios in
		Term of Office	Principal Occupation	Fund Complex	Other
		and Length of	During the Past	Overseen by	Directorships
Name, Address and Age	Position	Time Served	Five Years	Trustee**	held by Trustee

H. Alexander Holmes (68)	Trustee	Indefinite Term	Founder, Holmes	17	None
c/o Hatteras Funds,		since 2009	Advisory Services, LLC, a
8540 Colonnade			financial consultation firm
Center Drive, Suite 401			(1993 to Present).
Raleigh, NC 27615

INTERESTED TRUSTEES

David B. Perkins (48)	Trustee and	Indefinite Term	Chairman and Chief	17	None
c/o Hatteras Funds,	President*	since 2009	Executive Officer, Each
8540 Colonnade			Fund in the Hatteras Fund
Center Drive, Suite 401			Complex.
Raleigh, NC 27615
(2004 to Present).
President and Managing
Principal, Hatteras
Investment Partners LLC
(2003 to Present).

^	Mr. Perkins is an “interested” Trustee because of his affiliation with the Advisor.

**
The term “fund complex” refers to (i) the Trust (consisting of two funds) and (ii) the Underlying Funds Trust (consisting of five funds), the investment advisor for both of which is Hatteras Alternative Mutual Funds, (iii) Hatteras 1099 Advantage Fund, Hatteras 1099 Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC and Hatteras VC Co-Investment Fund II, LLC, the investment advisor for which is Hatteras Capital Investment Management, LLC, an affiliate of Hatteras Alternative Mutual Funds, and (iv) Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Master Fund, L.P., Hat-teras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P. and Hat-teras Multi-Strategy TEI Institutional Fund, L.P., the investment advisor for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Alternative Mutual Funds.

THIRTY-EIGHT

FUND MANAGEMENT

Term of Office
		and Length of	Principal Occupation
Name, Address and Age	Position	Time Served	During the Past Five Years

OFFICERS

Robert Lance Baker (38)	Treasurer	Indefinite Term	Mr. Baker joined Hatteras in March 2008 and is currently the
c/o Hatteras Funds,		since 2009	Chief Financial Officer of Hatteras and its affiliated entities.
8540 Colonnade			Prior to joining Hatteras, Mr. Baker was Controller, and later
Center Drive, Suite 401			Vice President of Operations, at Smith Breeden Associates.
Raleigh, NC 27615			Before that, Mr. Baker worked for the public accounting firm of BDO Seidman, and as a controller of a private entity in
Durham, NC.

J. Michael Fields (37)	Secretary	Indefinite Term	Mr. Fields is Chief Operating Officer of Hatteras and its
c/o Hatteras Funds,		since 2009	affiliates and has been employed by the Hatteras firm since its
8540 Colonnade			inception in September 2003.
Center Drive, Suite 401
Raleigh, NC 27615

Andrew P. Chica (35)	Chief Compliance	Indefinite Term	Mr. Chica joined Hatteras in November 2007 and became the
c/o Hatteras Funds,	Officer	since 2009	Chief Compliance Officer of Hatteras and its affiliates in 2008.
8540 Colonnade			Prior to joining Hatteras, Mr. Chica was the Compliance
Center Drive, Suite 401			Trustee for UMB Fund Services, Inc. from December 2004 to
Raleigh, NC 27615			November 2007. From April 2000 to December 2004, Mr. Chica
served as an Assistant Vice President and Compliance Officer of U.S. Bancorp Fund Services, LLC.

THIRTY-NINE

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal
information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ’ personal information; the reasons Hatteras Funds chooses to share; and
whether you can limit this sharing.

Reasons we can share your	Does Hatteras	Can you limit this
personal information	Funds share?	sharing?

For our everyday business purposes —	Yes	No
such as to process your transactions, maintain
your account(s), respond to court orders and
legal investigations, or report to credit
bureaus

For our marketing purposes —	No	We don’t share
to offer our products and services to you

For joint marketing with other financial	No	We don’t share
companies

For our affiliates’ everyday business	Yes	No
purposes —
information about your transactions and
experiences

For our affiliates’ everyday business	No	We don’t share
purposes —
information about your creditworthiness

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

FORTY

What we do

Who is providing this	Funds advised by Hatteras entities. A complete list is included
notice?	below.

How does Hatteras	To protect your personal information from unauthorized access
Funds protect my	and use, we use security measures that comply with federal
personal information?	law. These measures include computer safeguards and secured
files and buildings.

How does Hatteras	We collect your personal information, for example, when you
Funds collect my	• open an account
personal information?	• provide account information
• give us your contact information
• make a wire transfer
• tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all	Federal law gives you the right to limit only
sharing?	• sharing for affiliates’ everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can
be financial and nonfinancial companies.
• Our affiliates include companies with a Hatteras name, such as
Hatteras Investment Partners, LLC, Hatteras Capital Investment
Management, LLC and Hatteras Alternative Mutual Funds,
LLC, registered investment advisers; Hatteras Capital
Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-
Strategy 3(c)(1) Fund, L.P., Hatteras Multi-Strategy Offshore
Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage
VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They
can be financial and nonfinancial companies.
• Hatteras Funds doesn’t share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Hatteras Funds doesn’t jointly market.

List of funds providing this notice

Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund III, and Hatteras Alternative Mutual Funds Trust.

FORTY-ONE

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

TOLL FREE TELEPHONE NUMBER:
1-877-569-2382

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382 The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasmutualfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2009 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by the Funds’ current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has made amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there are audit committee financial experts serving on its audit committee.  Joseph E. Breslin, H. Alexander Holmes, Steve E. Moss, Joy Montgomery Rocklin and Gregory S. Sellers are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2010	FYE 12/31/2009
Audit Fees	$49,000	$49,000
Audit-Related Fees	None	None
Tax Fees	$11,980	$11,800
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2010	FYE 12/31/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2010	FYE 12/31/2009
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hatteras Alternative Mutual Funds Trust

By (Signature and Title)    /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date    March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/  David B. Perkins
David B. Perkins, Chief Executive Officer

Date    March 9, 2011

By (Signature and Title)    /s/ Lance Baker
Lance Baker, Chief Financial Officer and Treasurer

Date    March 9, 2011